Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment Accompanying Consolidated Balance Sheets

Following are the components of property and equipment included in the accompanying consolidated balance sheets as of December 31, 2013 and 2012:

	2013	2012
Equipment	$22,820,537	$11,755,055
Equipment under capital leases	4,477,231	12,186,938
Leasehold improvements	2,240,442	914,592
Land	2,065,000	—

	31,603,210	24,856,585
Accumulated depreciation	(19,529,224)	(15,452,732)

	$12,073,986	$9,403,853